FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      May 15, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:       $22616



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      295     6422 SH       SOLE                              6422
AT&T Corp                      COM              00206R102      218     6971 SH       SOLE                              6971
Abbott Laboratories            COM              002824100      255     4159 SH       SOLE                              4159
Accenture PLC                  COM              g1150g111      523     8110 SH       SOLE                              8110
Activision Blizzard, Inc.      COM              00507v109      191    14870 SH       SOLE                             14870
Amazon.Com Inc                 COM              023135106      389     1920 SH       SOLE                              1920
American Electric Power Co Inc COM              025537101      377     9780 SH       SOLE                              9780
Amgen Inc                      COM              031162100      273     4015 SH       SOLE                              4015
Amphenol Corp-CL A             COM              032095101      615    10295 SH       SOLE                             10295
Apple Inc                      COM              037833100     1457     2430 SH       SOLE                              2430
Arch Capital Group             COM              G0450A105      339     9090 SH       SOLE                              9090
BB&T Corporation               COM              054937107      204     6512 SH       SOLE                              6512
Bristol Myers Squibb Co        COM              110122108      405    11987 SH       SOLE                             11987
CVS/Caremark Corp              COM              126650100      378     8445 SH       SOLE                              8445
Caterpillar Inc                COM              149123101      345     3240 SH       SOLE                              3240
Chevron Corp                   COM              166764100      735     6855 SH       SOLE                              6855
Cimarex Energy Co              COM              171798101      256     3390 SH       SOLE                              3390
Coach Inc                      COM              189754104      238     3075 SH       SOLE                              3075
Coca Cola Co                   COM              191216100      930    12568 SH       SOLE                             12568
Colgate Palmolive Co           COM              194162103      314     3209 SH       SOLE                              3209
Costco Wholesale Corp          COM              22160K105      418     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      533     9520 SH       SOLE                              9520
Dell Inc                       COM              24702R101      340    20500 SH       SOLE                             20500
Disney, Walt Co                COM              254687106      320     7310 SH       SOLE                              7310
Exxon Mobil Corp               COM              30231G102     1003    11566 SH       SOLE                             11566
Freeport McMoran Copper & Gold COM              35671D857      272     7150 SH       SOLE                              7150
General Electric Co            COM              369604103      337    16767 SH       SOLE                             16767
Gilead Sciences Inc.           COM              375558103      340     6955 SH       SOLE                              6955
Goldman Sachs Group Inc        COM              38141g104      205     1650 SH       SOLE                              1650
Google                         COM              38259P508      420      655 SH       SOLE                               655
Home Depot Inc                 COM              437076102     1259    25026 SH       SOLE                             25026
International Business Machine COM              459200101      783     3753 SH       SOLE                              3753
Johnson & Johnson              COM              478160104      474     7184 SH       SOLE                              7184
Kellogg Co                     COM              487836108      320     5960 SH       SOLE                              5960
McDonalds Corp                 COM              580135101      351     3579 SH       SOLE                              3579
McKesson HBOC Inc              COM              58155Q103      246     2800 SH       SOLE                              2800
Merck & Co Inc                 COM              58933Y105      215     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104      545    16905 SH       SOLE                             16905
Omnicom Group                  COM              681919106      289     5710 SH       SOLE                              5710
Pfizer Inc                     COM              717081103      258    11401 SH       SOLE                             11401
Praxair Inc                    COM              74005P104      348     3035 SH       SOLE                              3035
Procter & Gamble Co            COM              742718109      825    12280 SH       SOLE                             12280
Reliance Steel                 COM              759509102      423     7494 SH       SOLE                              7494
Schlumberger Ltd               COM              806857108      351     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      212     4712 SH       SOLE                              4712
Stryker Corp                   COM              863667101      282     5080 SH       SOLE                              5080
U.S. Bancorp                   COM              902973304      277     8730 SH       SOLE                              8730
United Technologies Corp       COM              913017109      709     8543 SH       SOLE                              8543
UnitedHealth Group Inc         COM              91324p102      248     4200 SH       SOLE                              4200
Verizon Communications         COM              92343v104      430    11240 SH       SOLE                             11240
Wal-Mart Stores Inc            COM              931142103      445     7277 SH       SOLE                              7277
Western Digital Corp           COM              958102105      403     9745 SH       SOLE                              9745